Inventories - Summary of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventories [Abstract]
Finished goods and goods for resale	$ 862,886	$ 1,024,942
NRV adjustment (inventory impairment provision)	(142,900)	(171,863)
Total	$ 719,986	$ 853,079